Merchant Cash Advances Receivable - Summary of MCA (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Merchant cash advances receivable, net	$ 47,101	$ 11,896
MCA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Merchant cash advances (MCA) receivable, gross	49,143	12,924
Allowance for uncollectible MCA receivable	(2,042)	(1,028)	$ (22)
Merchant cash advances receivable, net	$ 47,101	$ 11,896